INTANGIBLE ASSETS AND GOODWILL (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill [abstract]
5 year average of prime 10-year USD bonds rates	2.17%	2.18%
Growth rate to extrapolate the cash flow projections	1.00%	1.00%